Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment
Schedule of property and equipment, net

	December 31,
	2017	2016
	(in thousands)
Assets under capital lease	$3,222	$1,793
Leasehold improvements	4,195	3,757
Manufacturing, packaging and lab equipment	5,300	4,376
Office furniture and equipment	1,656	1,788
Assets under construction	1,056	2,066

	15,429	13,780
Accumulated depreciation and amortization (including $157 and $762 at December 31, 2017 and 2016, respectively, applicable to capital leases)	(7,226)	(6,704)

	$8,203	$7,076